Deferred Income Tax - Amounts of Deductible Temporary Differences and Tax Losses Carried Forward by Expiration Date (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Deductible temporary differences		¥ 27,650	¥ 313,645
Total deductible temporary differences and tax losses carried forward	[1]	480,102	755,056
Tax losses carried forward which will expire in 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward		34,664	14,653
Tax losses carried forward which will expire in 2 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward		1,073	34,369
Tax losses carried forward which will expire in 3 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward		113,237	2,540
Tax losses carried forward which will expire in 4 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward		29,676	114,096
Tax losses carried forward which will expire in 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward		24,742	46,323
Tax losses carried forward which will expire in 6 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward		28,238	40,580
Tax losses carried forward which will expire in 7 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward		34,365	40,090
Tax losses carried forward which will expire in 8 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward		43,150	34,383
Tax losses carried forward which will expire in 9 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward		57,614	43,006
Tax losses carried forward which will expire in 10 years and thereafter [member]
Disclosure of temporary difference, unused tax losses and unused tax credits which no deferred tax assets were recognized [line items]
Tax losses carried forward		¥ 85,693	¥ 71,371

[1]	Under the group aggregation system, the Company and its wholly-owned domestic subsidiaries recognized deferred tax assets relating to deductible temporary differences and tax losses carried forward on a consolidated basis for Japanese national corporation tax purposes and on a stand-alone basis for Japanese local corporation tax purposes. There are deductible temporary differences and tax losses carried forward on which deferred tax assets are recognized for Japanese national corporation tax purposes, but on which no deferred tax assets are recognized for Japanese local corporation tax purposes. These deductible temporary differences and tax losses carried forward amounted to ¥12,581 million and ¥304,322 million at March 31, 2026 and 2025, respectively.